As filed with the Securities and Exchange Commission on May 21,2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Matrix Advisors Value Fund
Schedule of Investments
March 31, 2008 - (Unaudited)

Shares		Value
COMMON STOCKS - 99.2%
Advertising: 0.4%
13,000	Omnicom Group, Inc.	$574,340

Bank (Money Center): 3.0%
8,000	Citigroup, Inc.	171,360
85,000	J.P. Morgan Chase & Co.	3,650,750
		3,822,110
Bank (Super Regional): 3.1%
105,784	Bank of America Corp.	4,010,271

Cable Television: 3.7%
250,000	Comcast Corp. *	4,742,500

Commercial Services & Supplies: 1.7%
92,000	Monster Worldwide, Inc. *	2,227,320

Computers and Peripherals: 4.1%
264,000	Dell, Inc. *	5,258,880

Diversified Operations: 10.8%
51,000	3M Co.	4,036,650
142,000	General Electric Co.	5,255,420
104,000	Tyco International Ltd.	4,581,200
		13,873,270
Drug: 6.3%
176,000	Pfizer, Inc.	3,683,680
106,000	Wyeth	4,426,560
		8,110,240
Drug Store: 0.9%
30,000	Walgreen Co.	1,142,700

Electronic Equipment & Instruments: 2.2%
83,075	Tyco Electronics Ltd.	2,851,134

Financial Services: 3.6%
216,000	Western Union Co.	4,594,320

Hypermarkets & Supercenters: 3.9%
96,500	Wal-Mart Stores, Inc.	5,083,620

Insurance (Diversified): 3.6%
108,000	American International Group, Inc.	4,671,000

Medical Supplies: 3.7%
109,000	Covidien Ltd.	4,823,250

Multimedia: 3.5%
323,000	Time Warner, Inc.	4,528,460

Petroleum (Integrated): 11.7%
60,000	ChevronTexaco Corp.	5,121,600
65,000	ConocoPhillips	4,953,650
48,500	Devon Energy Corp.	5,060,005
		15,135,255

Schedule of Investments
March 31, 2008 - (Unaudited), Continued

Shares		Value

Printing/Publishing: 3.2%
110,200	The McGraw-Hill Companies, Inc.	$4,071,890

Retail Store: 0.7%
44,000	Gap, Inc.	865,920

Securities Brokerage: 8.3%
113,500	Merrill Lynch & Co., Inc.	4,623,990
132,500	Morgan Stanley	6,055,250
		10,679,240
Semiconductor: 5.8%
131,000	Analog Devices, Inc.	3,867,120
140,000	Intel Corp.	2,965,200
60,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	616,200
		7,448,520
Semiconductor (Capital Equipment): 3.2%
198,000	Novellus Systems, Inc. *	4,167,900

Software: 5.6%
158,000	Microsoft Corp.	4,484,040
163,000	Symantec Corp. *	2,709,060
		7,193,100
Specialty Retail: 3.0%
177,000	Staples, Inc.	3,913,470

Telecommunications (Equipment): 3.2%
173,600	Cisco Systems, Inc. *	4,182,024

TOTAL COMMON STOCKS (cost $124,154,525)		127,970,734

SHORT TERM INVESTMENTS: 0.8%
985,012	Fidelity Institutional Money Market Portfolio	985,012

TOTAL SHORT TERM INVESTMENTS (cost $985,012)

Total Investments (cost $125,139,536)+: 100.0%		128,955,746
Other Assets in Excess of Liabilities: 0.0%		36,186
TOTAL NET ASSETS: 100.0%		$128,991,932

* Non Income Producing
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows+:

Cost of investments		$125,139,536
Gross unrealized appreciation		$12,585,879
Gross unrealized depreciation		(8,769,669)
Net unrealized appreciation		$3,816,210

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
David A. Katz, President and Treasurer

Date 5/14/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
David A. Katz, President and Treasurer

Date 5/14/08